Note 10. Debt and Capital Lease Obligations (Solar Energy Systems Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 24, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt, less current portion, including consolidated variable interest entities of $1,169.0 and $234.6, respectively	$ 5,914.7		$ 3,171.1
Line of Credit Facility, Amount Outstanding	573.5		0.0
Sale Leaseback Transaction, Amount Due under Financing Arrangement	1,403.7		1,297.7
Construction and Term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	1,767.2
Solar Energy [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	150.0	$ 285.0			$ 300.0
Line of Credit Facility, Amount Outstanding	15.4
Solar Energy [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Non-Recourse Debt			211.4
Solar Energy [Member] | Other System Financing [Member]
Debt Instrument [Line Items]
Debt, proceeds collected under sales agreement, current			16.2
Debt, proceeds collected from sales agreement, noncurrent			50.8
Solar Energy [Member] | Italy Projects [Member]
Debt Instrument [Line Items]
Debt, proceeds collected from sales agreement, noncurrent			36.5
Solar Energy Systems [Member]
Debt Instrument [Line Items]
Long-term debt, less current portion, including consolidated variable interest entities of $1,169.0 and $234.6, respectively	3,288.1
SunEdison [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	$ 81.4		94.0
SunEdison [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt			677.8
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.58%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	14.00%
Less current portion - Solar energy systems	$ 631.5		268.6
SunEdisons Subsidiary One [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity			124.4
Sale Leaseback Transaction, Amount Due under Financing Arrangement			123.6
Sale and Lease Back Available Amount			0.8
SunEdisons Subsidiary Two [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity				$ 101.4
Sale Leaseback Transaction, Amount Due under Financing Arrangement			94.7
Sale and Lease Back Available Amount			$ 6.7